Shareholders' capital - Preferred Shares (Details) - Series D Shares - $ / shares		3 Months Ended
	Apr. 01, 2024	Mar. 31, 2024
Stockholders Equity Note [Line Items]
Redeemed price, percentage		3.28%
Preferred stock dividend percentage		6.853%
Shares issued, price per share (CAD per share)		$ 25
Preferred stock tendered for conversion (in shares)	1,000,000